Equity	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Equity
Note 6: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments
(1)

(Canadian $ in millions, except as noted)	July 31, 2025					October 31, 2024
	Number of shares	Amount	Dividends declared per share (2)	Number of shares	Amount	Dividends declared per share (2)	Convertible into
Preferred Shares - Classified as Equity
Class B – Series 31	-	$-	$-	12,000,000	$300	$0.96	Class B - Series 32	(3) (4)
Class B – Series 33	8,000,000	200	0.57	8,000,000	200	0.76	Class B - Series 34	(3) (4)
Class B – Series 44	16,000,000	400	1.28	16,000,000	400	1.70	Class B - Series 45	(3) (4)
Class B – Series 50	500,000	500	36.87	500,000	500	73.73	Not convertible	(4)
Class B – Series 52	650,000	650	35.29	650,000	650	70.57	Not convertible	(4)
Preferred Shares - Classified as Equity		$1,750			$2,050
							Recourse to
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		$658			$658		-	(4) (5) (7)
4.300% Limited Recourse Capital Notes, Series 1 (Series 1 LRCNs)		1,250			1,250	Preferred Shares Series 48		(4) (6) (7)
5.625% Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs)		750			750	Preferred Shares Series 49		(4) (6) (7)
7.325% Limited Recourse Capital Notes, Series 3 (Series 3 LRCNs)		1,000			1,000	Preferred Shares Series 51		(4) (6) (7)
7.700% Limited Recourse Capital Notes, Series 4 (Series 4 LRCNs)		1,356			1,356	Preferred Shares Series 53		(4) (6) (7)
7.300% Limited Recourse Capital Notes, Series 5 (Series 5 LRCNs)		1,023			1,023	Preferred Shares Series 54		(4) (6) (7)
6.875% Limited Recourse Capital Notes, Series 6 (Series 6 LRCNs)		1,369			-	Preferred Shares Series 55		(4) (6) (7)
Other Equity Instruments		7,406			6,037
Preferred Shares and Other Equity Instruments		9,156			8,087
Common Shares	716,306,770	$23,554	$4.81	729,529,876	$23,921	$6.12		(8) (9) (10)

(1)	For additional information refer to Notes 17 and 21 of our annual consolidated financial statements for the year ended October 31, 2024.
(2)
Represents
year-to-date
dividends declared per share as at reporting date.
Non-cumulative
dividends on preferred shares are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred share dividends, which are payable semi-annually.

(3)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates, subject to certain conditions.
(4)
The instruments issued include a NVCC provision, which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to the Preferred Shares Series 48, Preferred Shares Series 49, Preferred Shares Series 51, Preferred Shares Series 53, Preferred Shares Series 54 and Preferred Shares Series 55 (collectively, the LRCN Preferred Shares) for Series 1, Series 2, Series 3, Series 4, Series 5 and Series 6 LRCNs (collectively, the LRCNs), respectively, to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share, including the LRCN Preferred Shares and AT1 Notes, is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier.

(5)	The notes had an initial interest rate of 4.800% and reset on August 25, 2024 to 6.709%.
(6)
Non-deferrable
interest is payable semi-annually on the Series 1, Series 2 and Series 3 LRCNs and quarterly on the Series 4, Series 5 and Series 6 LRCNs at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of the LRCN Preferred Shares, each series of which is issued concurrently with the corresponding LRCNs and are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances where the LRCN Preferred Shares are converted into common shares of the bank under the NVCC provision, the LRCNs would be redeemed and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion.

(7)	The rates represent the annual interest rate percentage applicable to the notes issued as at the reporting date.
(8)
The stock options issued under the Stock Option Plan are convertible into 6,272,612 common shares as at July 31, 2025 (6,554,492 common shares as at October 31, 2024) of which 2,791,106 are exercisable as at July 31, 2025 (2,856,460 as at October 31, 2024).

(9)
During the three and nine months ended July 31, 2025, we issued nil common shares, under the Shareholder Dividend Reinvestment and Share Purchase Plan (nil and 7,790,724 common shares during the three and nine months ended July 31, 2024) and we issued 289,748 and 975,467 common shares, under the Stock Option Plan (160,277 and 639,980 common shares during the three and nine months ended July 31, 2024).

(10)	Common shares are net of 53,745 treasury shares as at July 31, 2025 (55,172 treasury shares as at October 31, 2024).
Other Equity Instruments
On July 29, 2025, we issued US$1,000 million 6.875%
Limited Recourse Capital Notes, Series 6. The notes will reset to a fixed rate on November 26, 2030. This issuance, together with our AT1 Notes and existing LRCNs are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both instruments and, as a result, the full amount of proceeds has been classified as equity and forms part of our additional Tier 1 Capital. Distributions on the AT1 Notes and LRCNs are recognized as a reduction in equity when payable. The AT1 Notes and LRCNs are subordinate to the claims of the depositors and certain other creditors in right of payment.

Preferred Shares
On August 25, 2025, we redeemed all of our outstanding
8
 million
Non-Cumulative
5-year
Rate Reset Class B Preferred Shares, Series 33 (NVCC) for an aggregate total of $
200
 million.
On November 25, 2024, we redeemed all of our outstanding
12
 million
Non-Cumulative
5-year
Rate Reset Class B Preferred Shares, Series 31 (NVCC) for an aggregate total of $
300
 million.
Common Shares
On January 17, 2025, we announced a normal course issuer bid (NCIB) to purchase up to 20 million of our common shares for cancellation commencing January 22, 2025, and ending no later than January 21, 2026. The timing and amount of purchases under the NCIB are determined by management, based on factors such as market conditions and capital levels. During the three months ended July 31, 2025, we purchased for cancellation 6 million common shares under the NCIB, at an average price of $146.11 per share for a total amount of $894 million, including tax. During the nine months ended July 31, 2025, we purchased for cancellation 14.2 million common shares under the NCIB, at an average price of $141.74 per share for a total amount of $2,051 million, including tax.
On August 26, 2025, we announced our intention to terminate our existing NCIB and establish a new NCIB to purchase up to 30 million of our common shares for cancellation, subject to the approval of OSFI and the Toronto Stock Exchange. NCIB’s are part of our regular capital management strategy.
Shareholder Dividend Reinvestment and Share Purchase Plan
Until further notice, common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan will be purchased on the open market without a discount.